Right-of-use assets and lease liabilities (Details 4) - ARS ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024
Right-of-use assets and lease liabilities
Non-current	$ 3,268	$ 12,627
Current	5,154	2,638
Total	8,422	15,265
Statement [Line Items]
Total lease liabilities	8,422	15,265
Offices Shopping Malls And Ether Rental Properties [Member]
Statement [Line Items]
Total lease liabilities	6,113	2,758
Convention center [Member]
Statement [Line Items]
Total lease liabilities	$ 2,309	$ 12,507